NOTES PAYABLE (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Interest expense			$ 779
Repayments of debt			$ 73,217	$ 106,387	$ 356,264	$ 242,737
2017 Financing Arrangement Directors and Officers Insurance [Member]
Debt issuance date		Feb. 28, 2017
Face amount of notes		$ 261,326
Notes payable, interest rate		7.50%
Interest expense					1,092
Repayments of debt					106,387	$ 261,326
2018 Financing Arrangement Directors and Officers Insurance [Member]
Debt issuance date	Feb. 28, 2018
Face amount of notes	$ 323,094
Notes payable, interest rate	7.29%
Interest expense					9,114
Maturity date	Nov. 28, 2018
Repayments of debt					$ 249,877